Note 32 Interest expense breakdown by origin (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest expense by origin [Line Items]
Interest expense on financial liabilities held for trading	€ 1,532	€ 553
Interest expense on financial liabilities designated at fair value through profit or loss	51	20
Interest Expense For Financial Liabilities Measured At Amortised Cost	8,215	3,775
Interest Expense For Adjustment Interest On Accounting Coverage	296	(178)
Interest Expense For Insurance Activity	294	439
Interest Expense On Chargeable Cost To Pension Funds	59	31
Other Interest Expense	40	225
Interest expense	€ 10,487	€ 4,865